PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2016	2015

Cost:
Computers and peripheral equipment	$48	$100
Office furniture and equipment	3	10

	51	110
Accumulated depreciation:
Computers and peripheral equipment	38	91
Office furniture and equipment	2	9

	40	100

Depreciated cost	$11	$10